Stock-Based Compensation	6 Months Ended
Jun. 30, 2025
Stock-Based Compensation [Abstract]
Stock-Based Compensation

10. Stock-Based Compensation

On December 14, 2018, the Company authorized an Employee Stock Option Plan 2018 (‘ESOP plan’) under which 344 (post-split) shares of common stock were reserved/authorized by the Company for issuance to directors, consultants, and employees of the Company. The ESOP plan entitles directors, consultants, and employees of the Company to purchase common stock for each option of the Company at a stipulated price, subject to compliance with vesting conditions i.e. employees remaining in employment during the vesting period and director and consultants to continue rendering services during the vesting period. The options of directors and consultants vest as per the schedule prescribed in the grant letter. These can be exercised any time after the vesting period and during their tenure with the Company. However, the exercise period lapses ninety (90) days after the employee, director or consultant leaves the Company.

The Company recognized $ Nil and $ Nil of stock-based compensation expense (which is included in research and development expenses) in the Company’s Condensed Consolidated Statements of Operations and Comprehensive loss for the six months ended June 30, 2025 and 2024, respectively.

The fair value of stock-based compensation transactions is measured using the Black-Scholes option pricing model. Measurement inputs include share price on the measurement date, the exercise price of the instrument, expected volatility (based on weighted average historic volatility for a duration equal to the weighted average life of the instruments, life based on the average of the vesting and contractual periods for employee awards as minimal prior exercises of options in which to establish historical exercise experience), and the risk-free interest rate (based on government bonds). Service and performance conditions attached to the transactions, if any, are not considered in determining fair value. The expected life of the stock options is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may also not necessarily be the actual outcome. The Company is a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical data regarding the volatility of a publicly traded set of peer companies. The expected term of stock options granted to non-employees is between 5 and 7 years. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award.

Stock-based compensation expense attributable to equity awards granted to employees is measured at the grant date based on the fair value of the award. The expense is recognized on a straight-line basis over the requisite service period for awards that vest, which is generally the period from the grant date to the end of the vesting period. Stock-based awards provided to non-employees are measured and expensed as the services are provided and are remeasured at each reporting period until these stock options vest. There were no stock options granted in the first quarter of 2025. In June 2024, the Company granted options to purchase 131 shares of common stock in settlement of accrued compensation (see Note 7). There was no expense recorded for these stock option grants since these were issued in lieu of previously recognized compensation.

The Company has estimated the fair value of the 2024 stock option awards as of the date of grant by applying the Black-Scholes option-pricing model. In applying the Black-Scholes option pricing model, the Company used the following assumptions:

Risk- free interest rate	5.2%
Expected term	5 years
Expected volatility	76%
Expected dividends	0
Grant date fair value of common stock	$4,500

The summary of stock options activity for the six months ended June 30, 2025 and the year ended December 31, 2024, is as follows:

		Weighted Average	Weighted Average
	Number of Options	Exercise Price	Time to Expiry
Outstanding as of December 31, 2023	162	$2,750.00	4.7 years
Granted during 2024 year	131	$4,500.00	9.7 years
Exercised during 2024 year	—	—	—
Outstanding as of December 31, 2024	293	$3,550.00	6.7 years
Granted during six months ended June 30, 2025	—	—	—
Expired during six months ended June 30, 2025	(14)	$5,000.00	—
Exercised during six months ended June 30, 2025	—	—	—
Outstanding as of June 30, 2025	279	$3,450.00	6.0 years

Exercisable as of December 31, 2024	293	$3,550.00	6.7 years
Exercisable as of June 30, 2025	279	$3,450.00	6.0 years

The following outlines the outstanding and vested stock options by exercise price as of June 30, 2025 and December 31, 2024.

	Number of Options Outstanding and fully vested – June 30, 2025	Number of Options Outstanding and fully vested – December 31, 2024
$2,400.00	140	140
$4,500.00	131	131
$5,000.00	8	22
Total	279	293

As of June 30, 2025, there is no future compensation cost to be recognized in the Condensed Consolidated Statements of Operations and Comprehensive Loss related to stock options granted through June 30, 2025. The intrinsic value of vested and outstanding stock options was approximately $429,000.